Distribution Date:	08/17/26	CSMC 2016-NXSR Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-NXSR

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5-6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	9		Executive Vice President - Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	10		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	20				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12594PAS0	1.970800%	22,779,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12594PAT8	3.105500%	85,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12594PAU5	3.501400%	65,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12594PAV3	3.794800%	224,907,000.00	120,490,872.70	15,278,144.01	381,032.30	0.00	0.00	15,659,176.31	105,212,728.69	63.20%	30.00%
A-SB	12594PAW1	3.565300%	26,116,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00	52.58%	25.00%
B	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00	38.25%	18.25%
C	12594PBB6	4.729285%	31,100,000.00	31,100,000.00	0.00	122,567.29	0.00	0.00	122,567.29	31,100,000.00	27.37%	13.13%
D	12594PAG6	4.729285%	31,100,000.00	31,100,000.00	0.00	122,567.29	0.00	0.00	122,567.29	31,100,000.00	16.49%	8.00%
E	12594PAJ0	3.729285%	18,963,000.00	18,963,000.00	0.00	28,233.77	0.00	0.00	28,233.77	18,963,000.00	9.86%	4.88%
F	12594PAL5	3.729285%	6,827,000.00	6,827,000.00	0.00	0.00	0.00	0.00	0.00	6,827,000.00	7.47%	3.75%
NR	12594PAN1	3.729285%	22,757,039.00	22,103,727.70	0.00	0.00	0.00	741,700.64	0.00	21,362,027.06	0.00%	0.00%
Z	12594PBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12594PAQ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			606,832,039.02	301,887,600.40	15,278,144.01	901,872.83	0.00	741,700.64	16,180,016.84	285,867,755.75

X-A	12594PAX9	0.883329%	455,124,000.00	150,832,872.70	0.00	111,029.19	0.00	0.00	111,029.19	135,554,728.69
X-B	12594PAY7	0.478685%	40,961,000.00	40,961,000.00	0.00	16,339.50	0.00	0.00	16,339.50	40,961,000.00
X-E	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-F	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-NR	12594PAE1	1.000000%	22,757,039.00	22,103,727.70	0.00	18,419.77	0.00	0.00	18,419.77	21,362,027.06
Notional SubTotal			544,632,039.00	239,687,600.40	0.00	167,280.13	0.00	0.00	167,280.13	223,667,755.75

Deal Distribution Total					15,278,144.01	1,069,152.96	0.00	741,700.64	16,347,296.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12594PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12594PAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12594PAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12594PAV3	535.73642750	67.93094039	1.69417715	0.00000000	0.00000000	0.00000000	0.00000000	69.62511754	467.80548711
A-SB	12594PAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12594PAZ4	1,000.00000000	0.00000000	3.37424988	0.00000000	0.00000000	0.00000000	0.00000000	3.37424988	1,000.00000000
B	12594PBA8	1,000.00000000	0.00000000	3.54216670	0.00000000	0.00000000	0.00000000	0.00000000	3.54216670	1,000.00000000
C	12594PBB6	1,000.00000000	0.00000000	3.94107042	0.00000000	0.00000000	0.00000000	0.00000000	3.94107042	1,000.00000000
D	12594PAG6	1,000.00000000	0.00000000	3.94107042	0.00000000	0.00000000	0.00000000	0.00000000	3.94107042	1,000.00000000
E	12594PAJ0	1,000.00000000	0.00000000	1.48888731	1.61884987	1.61884987	0.00000000	0.00000000	1.48888731	1,000.00000000
F	12594PAL5	1,000.00000000	0.00000000	0.00000000	3.10773693	5.09502417	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	12594PAN1	971.29190225	0.00000000	0.00000000	3.01852012	106.68530207	0.00000000	32.59214171	0.00000000	938.69976054
Z	12594PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12594PAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12594PAX9	331.41050065	0.00000000	0.24395371	0.00000000	0.00000000	0.00000000	0.00000000	0.24395371	297.84131070
X-B	12594PAY7	1,000.00000000	0.00000000	0.39890384	0.00000000	0.00000000	0.00000000	0.00000000	0.39890384	1,000.00000000
X-E	12594PAA9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	12594PAC5	1,000.00000000	0.00000000	0.83333382	0.00000000	0.00000000	0.00000000	0.00000000	0.83333382	1,000.00000000
X-NR	12594PAE1	971.29190225	0.00000000	0.80940978	0.00000000	0.00000000	0.00000000	0.00000000	0.80940978	938.69976054

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	381,032.30	0.00	381,032.30	0.00	0.00	0.00	381,032.30	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	111,029.19	0.00	111,029.19	0.00	0.00	0.00	111,029.19	0.00
X-B	07/01/26 - 07/30/26	30	0.00	16,339.50	0.00	16,339.50	0.00	0.00	0.00	16,339.50	0.00
X-E	07/01/26 - 07/30/26	30	0.00	15,802.50	0.00	15,802.50	0.00	0.00	0.00	15,802.50	0.00
X-F	07/01/26 - 07/30/26	30	0.00	5,689.17	0.00	5,689.17	0.00	0.00	0.00	5,689.17	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	18,419.77	0.00	18,419.77	0.00	0.00	0.00	18,419.77	0.00
A-S	07/01/26 - 07/30/26	30	0.00	102,381.49	0.00	102,381.49	0.00	0.00	0.00	102,381.49	0.00
B	07/01/26 - 07/30/26	30	0.00	145,090.69	0.00	145,090.69	0.00	0.00	0.00	145,090.69	0.00
C	07/01/26 - 07/30/26	30	0.00	122,567.29	0.00	122,567.29	0.00	0.00	0.00	122,567.29	0.00
D	07/01/26 - 07/30/26	30	0.00	122,567.29	0.00	122,567.29	0.00	0.00	0.00	122,567.29	0.00
E	07/01/26 - 07/30/26	30	0.00	58,932.02	0.00	58,932.02	30,698.25	0.00	0.00	28,233.77	30,698.25
F	07/01/26 - 07/30/26	30	13,567.21	21,216.52	0.00	21,216.52	21,216.52	0.00	0.00	0.00	34,783.73
NR	07/01/26 - 07/30/26	30	2,359,149.00	68,692.58	0.00	68,692.58	68,692.58	0.00	0.00	0.00	2,427,841.58
Totals			2,372,716.21	1,189,760.31	0.00	1,189,760.31	120,607.35	0.00	0.00	1,069,152.96	2,493,323.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12594PAS0	N/A	22,779,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12594PAT8	N/A	85,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12594PAU5	N/A	65,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12594PAV3	3.794800%	224,907,000.00	120,490,872.70	15,278,144.01	381,032.30	0.00	0.00	15,659,176.31	105,212,728.69
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12594PAW1	N/A	26,116,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12594PAX9	0.883329%	455,124,000.00	150,832,872.70	0.00	111,029.19	0.00	0.00	111,029.19	135,554,728.69
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12594PAY7	0.478685%	40,961,000.00	40,961,000.00	0.00	16,339.50	0.00	0.00	16,339.50	40,961,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F (Cert)	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR (Cert)	12594PAE1	1.000000%	22,757,039.00	22,103,727.70	0.00	18,419.77	0.00	0.00	18,419.77	21,362,027.06
X-NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12594PBB6	4.729285%	31,100,000.00	31,100,000.00	0.00	122,567.29	0.00	0.00	122,567.29	31,100,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12594PAG6	4.729285%	31,100,000.00	31,100,000.00	0.00	122,567.29	0.00	0.00	122,567.29	31,100,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12594PAJ0	3.729285%	18,963,000.00	18,963,000.00	0.00	28,233.77	0.00	0.00	28,233.77	18,963,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12594PAL5	3.729285%	6,827,000.00	6,827,000.00	0.00	0.00	0.00	0.00	0.00	6,827,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12594PAN1	3.729285%	22,757,039.00	22,103,727.70	0.00	0.00	0.00	741,700.64	0.00	21,362,027.06
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Cert)	12594PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,151,464,078.00	541,575,200.80	15,278,144.01	1,069,152.96	0.00	741,700.64	16,347,296.97	509,535,511.50
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A	12594PBC4	N/A	455,124,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12594PBD2	N/A	40,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	12594PBE0	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12594PBF7	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12594PBG5	N/A	48,547,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12594PBH3	N/A	606,832,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,213,664,078.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12594PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12594PBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	12594PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12594PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12594PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	12594PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Additional Information
Total Available Distribution Amount (1)	16,347,296.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,189,976.74	Master Servicing Fee	1,178.53
Interest Reductions due to Nonrecoverability Determination	(108,545.19)	Certificate Administrator Fee	2,480.25
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	129.45
ARD Interest	0.00	Operating Advisor Fee	646.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,081,431.55	Total Fees	4,936.62

Principal		Expenses/Reimbursements
Scheduled Principal	16,019,844.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,245.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,096.65
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	741,700.64
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,019,844.65	Total Expenses/Reimbursements	749,042.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,069,152.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	15,278,144.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	16,347,296.97
Total Funds Collected	17,101,276.20	Total Funds Distributed	17,101,276.18

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	300,660,474.26	300,660,474.26	Beginning Certificate Balance	301,887,600.40
(-) Scheduled Principal Collections	16,019,844.65	16,019,844.65	(-) Principal Distributions	15,278,144.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	741,700.64
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	741,700.64
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	284,640,629.61	284,640,629.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	301,811,560.24	301,811,560.24	Ending Certificate Balance	285,867,755.75
Ending Actual Collateral Balance	285,791,715.59	285,791,715.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,227,126.14
Beginning Cumulative Advances	0.00	1,227,126.14	UC / (OC) Change	0.00
Current Period Advances	741,700.64	0.00	Ending UC / (OC)	1,227,126.14
Ending Cumulative Advances	741,700.64	1,227,126.14	Net WAC Rate	4.73%
			UC / (OC) Interest	4,836.19
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP	Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP
4,999,999 or less	4	13,580,309.72	4.77%	4	5.3532	1.610518	1.4999 or less	9	85,114,304.28	29.90%	3	4.7858	0.880368
5,000,000 to 9,999,999	7	47,247,974.28	16.60%	3	4.7461	1.634991	1.5000 to 1.7499	3	44,451,156.19	15.62%	2	4.0988	1.642048
10,000,000 to 19,999,999	6	90,351,902.29	31.74%	3	4.3992	1.531916	1.7500 to 2.7499	8	134,686,034.36	47.32%	3	4.4455	2.074472
20,000,000 to 24,999,999	1	23,428,143.70	8.23%	2	3.9900	1.595054	2.7500 or greater	1	2,703,169.35	0.95%	4	6.3500	3.451400
25,000,000 to 49,999,999	3	92,346,334.19	32.44%	3	4.5216	1.751591	Totals	22	284,640,629.61	100.00%	3	4.6020	1.623536
50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	22	284,640,629.61	100.00%	3	4.6020	1.623536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP
							Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP
Arizona	1	6,238,530.67	2.19%	4	5.3060	2.538600
							Lodging	13	80,313,958.01	28.22%	3	4.9815	1.422284
Colorado	2	7,019,993.00	2.47%	4	4.5930	2.143100
							Mixed Use	2	18,894,782.64	6.64%	3	4.3727	0.315605
Connecticut	1	11,619,863.10	4.08%	2	4.2800	1.672300
							Multi-Family	1	2,490,957.83	0.88%	4	5.7000	1.158200
Georgia	1	5,509,266.11	1.94%	4	5.0800	0.939800
							Office	1	13,550,000.00	4.76%	3	4.2900	2.308900
Illinois	3	64,270,293.82	22.58%	2	4.1664	1.894998
							Retail	17	151,704,965.69	53.30%	3	4.2873	1.860795
Louisiana	4	10,122,938.74	3.56%	2	4.9720	2.025700
							Totals	35	284,640,629.61	100.00%	3	4.6020	1.623536
Mississippi	2	4,920,437.71	1.73%	2	4.9720	2.025700
Missouri	1	5,347,402.37	1.88%	2	4.3200	0.525400
New Jersey	1	7,623,776.29	2.68%	3	4.0400	1.874000
New York	2	18,894,782.64	6.64%	3	4.3727	0.315605
North Carolina	1	2,490,957.83	0.88%	4	5.7000	1.158200
Ohio	1	13,550,000.00	4.76%	3	4.2900	2.308900
Oregon	1	26,965,031.18	9.47%	3	5.0820	0.892200
Tennessee	2	28,209,448.21	9.91%	3	4.1460	1.753317
Texas	5	18,907,377.00	6.64%	4	4.5930	2.143100
Utah	1	5,083,100.34	1.79%	4	5.2800	1.258000
Washington	3	23,526,933.16	8.27%	3	4.7912	1.571537
Wisconsin	2	6,654,532.00	2.34%	4	4.5930	2.143100
Totals	35	284,640,629.61	100.00%	3	4.6020	1.623536

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP	Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP
	3.9999% or less	2	56,227,544.71	19.75%	2	3.9900	1.871639	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	4	50,833,224.49	17.86%	3	4.1243	1.301286	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	3	30,517,265.47	10.72%	2	4.2914	1.753991	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	53,405,665.81	18.76%	4	4.5914	1.825087	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	1	15,043,376.46	5.29%	2	4.9720	2.025700	49 months or greater	21	266,954,664.18	93.79%	3	4.5156	1.635690
	5.0000% or greater	8	60,927,587.24	21.41%	3	5.2601	1.375377	Totals	22	284,640,629.61	100.00%	3	4.6020	1.623536
	Totals	22	284,640,629.61	100.00%	3	4.6020	1.623536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP	Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP
	60 months or less	21	266,954,664.18	93.79%	3	4.5156	1.635690	Interest Only	3	61,131,901.99	21.48%	4	4.4114	1.693279
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	18	205,822,762.19	72.31%	3	4.5465	1.618585
	Totals	22	284,640,629.61	100.00%	3	4.6020	1.623536	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	22	284,640,629.61	100.00%	3	4.6020	1.623536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	17,685,965.43	6.21%	4	5.9070	NAP			No outstanding loans in this group
Underwriter's Information		3	37,322,692.98	13.11%	2	4.1014	1.598326
	12 months or less	15	202,651,062.98	71.20%	3	4.5074	1.610708
	13 months to 24 months	1	15,043,376.46	5.29%	2	4.9720	2.025700
	25 months or greater	2	11,937,531.76	4.19%	3	5.3742	1.685120
	Totals	22	284,640,629.61	100.00%	3	4.6020	1.623536
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	306711002	RT	Gurnee	IL	Actual/360	3.990%	112,693.28	0.00	0.00	N/A	10/01/26	--	32,799,401.01	32,799,401.01	08/01/26
3A	306711003	RT	Gurnee	IL	Actual/360	3.990%	80,495.20	0.00	0.00	N/A	10/01/26	--	23,428,143.70	23,428,143.70	08/01/26
5	307140005	RT	Various	Various	Actual/360	4.593%	128,864.14	0.00	0.00	12/01/26	12/01/31	--	32,581,902.00	32,581,902.00	08/01/26
6	307140006	LO	Hillsboro	OR	Actual/360	5.082%	118,256.60	57,842.79	0.00	N/A	11/06/26	--	27,022,873.97	26,965,031.18	08/06/26
7	453011438	RT	Memphis	TN	Actual/360	4.146%	67,141.62	0.00	0.00	N/A	11/01/26	--	18,806,298.82	18,806,298.82	08/01/26
7A	453011439	RT	Memphis	TN	Actual/360	4.146%	33,570.81	0.00	0.00	N/A	11/01/26	--	9,403,149.39	9,403,149.39	08/01/26
9	307140009	RT	Federal Way	WA	Actual/360	4.589%	64,685.80	37,709.25	0.00	N/A	11/06/26	--	16,370,073.17	16,332,363.92	08/06/26
9A	307140109	RT	Federal Way	WA	Actual/360	4.589%	17,788.59	10,370.05	0.00	N/A	11/06/26	--	4,501,769.94	4,491,399.89	08/06/26
11	307140011	RT	Great Falls	MT	Actual/360	5.907%	90,129.20	33,039.58	0.00	N/A	12/06/26	09/06/26	17,719,005.01	17,685,965.43	08/06/26
12	306771026	LO	Various	Various	Actual/360	4.972%	64,629.85	51,962.12	0.00	N/A	10/06/26	--	15,095,338.58	15,043,376.46	08/06/26
13	307140013	MU	New York	NY	Actual/360	4.127%	0.00	0.00	0.00	N/A	11/06/26	--	14,999,999.99	14,999,999.99	11/06/23
14	307140014	LO	Cromwell	CT	Actual/360	4.280%	42,922.20	26,195.49	0.00	N/A	10/05/26	--	11,646,058.59	11,619,863.10	08/05/26
15	307140015	OF	Akron	OH	Actual/360	4.290%	50,055.96	0.00	0.00	11/05/26	11/05/36	--	13,550,000.00	13,550,000.00	08/05/26
18	307140018	LO	Rosemont	IL	Actual/360	5.400%	0.00	0.00	0.00	N/A	11/05/26	--	8,042,749.11	8,042,749.11	05/05/22
19	307140019	RT	Brick Township	NJ	Actual/360	4.040%	26,575.85	15,400.02	0.00	N/A	11/05/26	--	7,639,176.31	7,623,776.29	08/05/26
20	307140020	SS	Bordentown	NJ	Actual/360	4.480%	26,871.96	6,965,656.67	0.00	N/A	11/06/26	08/06/26	6,965,656.67	0.00	08/06/26
21	307140021	SS	Westville	NJ	Actual/360	4.480%	26,531.80	6,877,483.14	0.00	N/A	11/06/26	08/06/26	6,877,483.14	0.00	08/06/26
23	307140023	RT	Tempe	AZ	Actual/360	5.306%	28,562.84	12,835.12	0.00	N/A	12/06/26	--	6,251,365.79	6,238,530.67	08/06/26
24	307140024	LO	Hapeville	GA	Actual/360	5.080%	24,151.32	11,737.73	0.00	N/A	12/05/26	--	5,521,003.84	5,509,266.11	08/05/26
25	307140025	LO	Saint Charles	MO	Actual/360	4.320%	19,940.37	12,912.79	0.00	N/A	10/05/26	--	5,360,315.16	5,347,402.37	08/05/26
28	307140028	LO	Salt Lake City	UT	Actual/360	5.280%	23,158.90	10,500.45	0.00	N/A	12/05/26	--	5,093,600.79	5,083,100.34	08/05/26
29	307140029	MU	Brooklyn	NY	Actual/360	5.321%	0.00	0.00	0.00	N/A	12/06/26	--	3,894,782.65	3,894,782.65	09/06/24
31	307140031	LO	Battle Ground	WA	Actual/360	6.350%	14,824.14	7,875.17	0.00	N/A	12/05/26	--	2,711,044.52	2,703,169.35	08/05/26
32	307140032	MF	Wilmington	NC	Actual/360	5.700%	12,250.08	4,813.69	0.00	N/A	12/05/26	--	2,495,771.52	2,490,957.83	08/05/26
33	307140033	MF	Palmdale	CA	Actual/360	4.520%	7,331.04	1,883,510.59	0.00	N/A	08/05/26	--	1,883,510.59	0.00	08/05/26
Totals							1,081,431.55	16,019,844.65	0.00				300,660,474.26	284,640,629.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	22,225,254.52	5,714,737.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,272,852.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,222,216.62	2,212,626.96	04/01/25	03/31/26	--	0.00	3,708.92	0.00	0.00	0.00	0.00
7	8,015,254.00	3,163,121.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,363,382.93	1,220,316.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	4,772,205.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	362,054.67	01/01/26	03/31/26	06/11/25	0.00	0.00	(219.84)	1,670,924.93	0.00	0.00
14	1,574,671.77	1,664,083.19	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,362,366.84	340,591.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,495,219.00	10/31/18	09/30/19	05/12/25	3,769,448.20	480,600.80	(143.78)	1,607,672.57	918,067.59	399,976.78
19	832,972.00	485,050.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,184,104.59	327,995.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	522,588.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	670,181.65	369,616.03	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	592,354.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	162,511.00	219,628.25	01/01/21	09/30/21	08/11/25	762,090.57	57,663.57	(69.63)	114,584.35	295,678.65	341,723.86
31	938,183.11	1,077,801.91	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	251,482.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	587,174.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	54,549,756.60	18,652,842.58				4,531,538.77	541,973.29	(433.24)	3,393,181.85	1,213,746.24	741,700.64

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	26,937,531.75	1	3,894,782.65	2	23,042,749.10	0	0.00	0	0.00	0	0.00	4.602010%	4.558905%	3
07/17/26	0	0.00	0	0.00	3	26,937,531.75	1	3,894,782.65	2	23,042,749.10	0	0.00	0	0.00	1	10,960,435.86	4.596243%	4.554328%	4
06/17/26	0	0.00	0	0.00	3	26,937,531.75	1	3,894,782.65	2	23,042,749.10	0	0.00	0	0.00	1	3,042,420.98	4.581956%	4.540810%	5
05/15/26	0	0.00	0	0.00	3	26,937,531.75	1	3,894,782.65	2	23,042,749.10	0	0.00	0	0.00	0	0.00	4.415668%	4.377986%	6
04/17/26	0	0.00	0	0.00	3	26,945,939.71	1	3,903,190.61	2	23,042,749.10	0	0.00	0	0.00	0	0.00	4.416134%	4.378462%	7
03/17/26	0	0.00	0	0.00	3	26,953,735.04	1	3,910,985.94	2	23,042,749.10	0	0.00	0	0.00	0	0.00	4.416565%	4.378904%	8
02/18/26	0	0.00	0	0.00	3	26,982,709.34	1	3,920,476.19	1	8,062,233.16	0	0.00	0	0.00	0	0.00	4.417137%	4.379476%	9
01/16/26	0	0.00	0	0.00	3	27,006,208.49	1	3,928,192.68	1	8,078,015.82	0	0.00	0	0.00	0	0.00	4.417603%	4.379943%	10
12/17/25	0	0.00	0	0.00	3	27,029,599.39	1	3,935,873.97	1	8,093,725.43	0	0.00	0	0.00	0	0.00	4.415948%	4.380668%	9
11/18/25	0	0.00	0	0.00	3	27,054,673.80	1	3,944,100.53	1	8,110,573.28	0	0.00	0	0.00	0	0.00	4.416387%	4.381105%	10
10/20/25	0	0.00	0	0.00	3	27,077,841.46	1	3,951,709.27	1	8,126,132.20	0	0.00	0	0.00	0	0.00	4.416793%	4.381510%	11
09/17/25	0	0.00	0	0.00	3	27,102,700.78	1	3,959,865.92	1	8,142,834.87	0	0.00	0	0.00	0	0.00	4.417226%	4.381941%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	307140013	11/06/23	32	6	(219.84)	1,670,924.93	0.00	15,000,000.00	10/02/23	7			03/03/26
18	307140018	05/05/22	50	6	(143.78)	1,607,672.57	2,066,979.09	8,730,943.59	05/01/20	7			08/12/24
29	307140029	09/06/24	22	6	(69.63)	114,584.35	684,730.53	4,052,122.21	10/18/21	2		08/06/24
Totals					(433.24)	3,393,181.85	2,751,709.62	27,783,065.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		238,508,728	211,571,196	0		26,937,532
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		46,131,902	46,131,902	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	284,640,630	257,703,098	0	0	0	26,937,532
Jul-26	300,660,474	273,722,943	0	0	0	26,937,532
Jun-26	311,987,235	285,049,703	0	0	0	26,937,532
May-26	381,779,290	354,841,759	0	0	0	26,937,532
Apr-26	382,157,216	355,211,276	0	0	0	26,945,940
Mar-26	382,511,640	355,557,905	0	0	0	26,953,735
Feb-26	382,950,131	355,967,421	0	0	15,000,000	11,982,709
Jan-26	383,317,096	356,310,887	0	0	15,000,000	12,006,209
Dec-25	433,682,518	406,652,918	0	0	15,000,000	12,029,599
Nov-25	434,069,781	407,015,107	0	0	15,000,000	12,054,674
Oct-25	434,432,037	407,354,195	0	0	15,000,000	12,077,841
Sep-25	434,816,249	407,713,548	0	0	15,000,000	12,102,701
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	307140013	14,999,999.99	15,000,000.00	105,000,000.00	11/21/25	362,054.67	0.16010	03/31/26	11/06/26	I/O
18	307140018	8,042,749.11	8,730,943.59	8,400,000.00	02/21/25	1,317,651.00	2.05830	09/30/19	11/05/26	242
29	307140029	3,894,782.65	4,052,122.21	4,100,000.00	06/06/25	211,662.50	0.91450	09/30/21	12/06/26	243
Totals		26,937,531.75	27,783,065.80	117,500,000.00		1,891,368.17

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	307140013	MU	NY	10/02/23	7

The Special Servicer was the winning bidder at the foreclosure sale on 3/3/26 and has now taken title to the property. As of 7/31/26, the property remains 65% occupied. The property is currently on the market for lease and for sale. Several buyer tours ha ve been conducted and additional are planned in the coming weeks. The current projection is a sale by the end of 2026.

18	307140018	LO	IL	05/01/20	7
Hotel re-opened in May. Aimbridge is operator with a new shuttle now in place. 6/30/26 MTD occupancy was 45%; ADR $169.40; RevPAR $76.45.

29	307140029	MU	NY	10/18/21	2

Foreclosure anticipated in 1-2 months depending on timing of NY court to rule on amended foreclosure judgment motion. Trust counsel filed a motion for appointment of a receiver in January. The court denied this motion 4/22/26. A revised motion for rece iver was filed in June. Borrower is not submitting financials. An updated appraisal is in progress due early July.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	306711002	32,799,401.01	3.99000%	32,799,401.01	3.99000%	10	12/31/20	05/01/20	02/01/21
3	306711002	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
3	306711002	0.00	3.99000%	0.00	3.99000%	10	02/01/21	05/01/20	12/31/20
3A	306711003	23,428,143.70	3.99000%	23,428,143.70	3.99000%	10	12/31/20	05/01/20	02/01/21
3A	306711003	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
3A	306711003	0.00	3.99000%	0.00	3.99000%	10	02/01/21	05/01/20	12/31/20
6	307140006	0.00	5.08200%	0.00	5.08200%	10	05/19/21	06/06/20	07/12/21
6	307140006	0.00	5.08200%	0.00	5.08200%	10	07/12/21	06/06/20	05/19/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	04/12/21	05/01/20	12/31/20
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	04/12/21	05/01/20	12/31/20
14	307140014	13,141,560.01	4.28000%	13,141,560.01	4.28000%	10	12/22/21	06/05/20	01/11/22
14	307140014	0.00	4.28000%	0.00	4.28000%	10	01/11/22	06/05/20	12/22/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	307140027 01/18/23	5,889,382.60	4,500,000.00	6,464,801.16	1,683,484.84	6,156,866.38	4,473,381.54	1,416,001.06	0.00	762,689.08	653,311.98	10.53%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,889,382.60	4,500,000.00	6,464,801.16	1,683,484.84	6,156,866.38	4,473,381.54	1,416,001.06	0.00	762,689.08	653,311.98

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	307140027	05/17/24	0.00	0.00	653,311.98	0.00	0.00	(65,630.08)	0.00	0.00	653,311.98
		04/17/23	0.00	0.00	718,942.06	0.00	0.00	(697,059.00)	0.00	0.00
		01/18/23	0.00	0.00	1,416,001.06	0.00	0.00	1,416,001.06	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	653,311.98	0.00	0.00	653,311.98	0.00	0.00	653,311.98

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	1,760.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	671.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	0.00	0.00	335.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	53,300.63	0.00	0.00	0.00	0.00
18	0.00	0.00	564.52	0.00	0.00	0.00	0.00	37,398.78	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	328.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	451.61	0.00	0.00	0.00	0.00	17,845.79	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,245.30	0.00	3,096.65	0.00	0.00	108,545.19	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		115,887.14

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CSMC 2016-NXSR Commercial

Mortgage Trust transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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